Leases (Tables)	12 Months Ended
Aug. 31, 2024
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to the Leases	Supplemental balance sheet information related to the leases are as follows:
	As of August 31,
	2023	2024
	RMB	RMB
ROU assets	1,490,009	1,419,406
Operating lease liabilities – current	104,905	106,325
Operating lease liabilities – non-current	1,461,255	1,404,973
Weighted-average remaining lease term	12.64	13.12
Weight-average discount rate	4.11%	4.11%

Schedule of Components of Lease Costs	The components of lease costs of these operating leases from continuing operations are as follow:
	For the year ended August 31,
	2023	2024
	RMB	RMB
Operating lease cost for fixed payments	131,758	154,461
Short - term lease costs	4,773	2,674
Variable lease costs	14,301	5,101
Total lease costs	150,832	162,236

Schedule of Supplemental Cash Flow Information Related to the Operating Leases	Supplemental cash flow information related to the operating leases is as follows:
	For the year ended August 31,
	2023	2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	145,857	148,493

Schedule of Maturities of the Operating Lease Liabilities	The following table provides the maturities of the operating lease liabilities as of August 31, 2024:
Operating leases
Fiscal year ending
August 2025	154,767
August 2026	153,237
August 2027	154,432
August 2028	146,373
August 2029	147,873
August 2030 and thereafter	1,217,538
Total future undiscounted lease payments	1,974,220
Less: imputed interest	462,922
Total present value of operating lease liabilities	1,511,298